STOCK OPTIONS AND WARRANTS - Changes in warrants outstanding and related prices (Details 3)			12 Months Ended							12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2013 Warrants	Sep. 30, 2012 Warrants	Oct. 01, 2012 Warrants	Jan. 25, 2012 Warrants	Oct. 01, 2011 Warrants	Sep. 30, 2011 Warrants	Sep. 30, 2010 Warrants	Sep. 30, 2012 Warrants Exercise price $1.85	Sep. 30, 2012 Warrants Exercise price $1.97	Sep. 30, 2012 Warrants Exercise price $2.40	Sep. 30, 2012 Warrants Exercise price $2.64	Sep. 30, 2013 Warrants Exercise price $2.85	Sep. 30, 2012 Warrants Exercise price $2.85	Sep. 30, 2012 Warrants Exercise price $3.32	Sep. 30, 2012 Warrants Exercise price $3.60	Sep. 30, 2012 Warrants Exercise price $4.26	Sep. 30, 2012 Warrants Exercise price $5.40	Sep. 30, 2012 Warrants Exercise price $6.00	Sep. 30, 2012 Warrants Exercise price $30.00	Sep. 30, 2012 Warrants Exercise price $0.50
Class of Warrant or Right [Line Items]
Number Outstanding	942,648	983,888	983,889	764,011	764,011		970,088	58,205,280	1,153,466	26,985	5,924	50,000	33,485	63,158	84,211	15,072	200,000	16,667	165,000	25,000		8,500,000
Warrants Outstanding Remaining Contractual Life (Years)				2 years 11 months 19 days						5 years 2 months 1 day	5 years 1 month 20 days	2 years 11 months 1 day	4 years 9 months 14 days		5 years 9 months 14 days	5 years 3 months 7 days	2 years 4 months 17 days	4 years 3 months 7 days	2 years 3 months 25 days	5 months 23 days	4 months 2 days	4 months 2 days
Weighted Average Exercise Price			11.78	8.40						1.85	1.97	2.40	2.64	2.85	2.85	3.32	3.60	4.26	5.40	6.00	6.00	30.00
Weighted Average Exercisable			982,222	764,011						26,985	5,924	50,000	33,485	63,158	84,211	15,072	200,000	16,667	165,000	25,000	141,667	141,667
Exercisable Weighted Average Exercise Price			11.78	8.70						1.85	1.97	2.40	2.64	2.85	2.85	3.32	3.60	4.26	5.40	6.00		30.00